Intangible Assets (Narrative) (Details)	Dec. 31, 2022
Bottom of range [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Discount rate applied to cash flow projections	8.80%
Top of range [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Discount rate applied to cash flow projections	9.80%